Consolidated Statement of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Changes in Equity
Dividends declared in current period (in dollars per share)	$ 3.395	$ 2.36	$ 2.20